Business Combinations - Fair value and estimated useful lives of intangible assets acquired (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended								0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2012 Trade name	Dec. 31, 2011 Trade name	Dec. 31, 2012 Covenant not to compete	Jun. 04, 2012 Apex Fair Value	Jun. 04, 2012 Apex Apex Ware Software	Jun. 04, 2012 Apex Apex Ware Software Fair Value	Jun. 04, 2012 Apex Customer relationships	Jun. 04, 2012 Apex Customer relationships Fair Value	Jun. 04, 2012 Apex Trade name	Jun. 04, 2012 Apex Trade name Fair Value	Jun. 04, 2012 Apex Covenant not to compete	Jun. 04, 2012 Apex Covenant not to compete Fair Value
Business Acquisition [Line Items]
Fair value of intangible assets								$ 4,466		$ 2,483		$ 1,536		$ 432		$ 15
Estimated Useful Life (in years)	5 years 1 month 6 days	6 years 6 months	7 years 7 months 6 days	8 years	5 years 3 months 18 days	4 years	1 year 6 months		3 years 6 months		9 years		7 years		1 year